Results for the year - Income taxes and deferred income taxes - Deferred Income Tax Assets and Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 2,775	kr 1,095
Income/(charge) to the income statement	1,482	960
Income/(charge) to other comprehensive income	(231)	755
Income/(charge) to Equity	18	(15)
Disposal of subsidiaries	(18)
Effect of exchange rate adjustment	15	(20)
Net deferred tax asset/(liability) at 31 December	4,041	2,775
Deferred income tax assets	4,121	2,893
Deferred tax liability at 31 December	(80)	(118)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(703)	(868)
Income/(charge) to the income statement	(5)	199
Income/(charge) to other comprehensive income	0	0
Income/(charge) to Equity	0	0
Disposal of subsidiaries	0
Effect of exchange rate adjustment	(18)	(34)
Net deferred tax asset/(liability) at 31 December	(1,591)	(703)
Deferred income tax assets	769	694
Deferred tax liability at 31 December	(2,360)	(1,397)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(564)	(500)
Income/(charge) to the income statement	(155)	(67)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to Equity	0	0
Disposal of subsidiaries	0
Effect of exchange rate adjustment	1	3
Net deferred tax asset/(liability) at 31 December	(718)	(564)
Deferred income tax assets	58	52
Deferred tax liability at 31 December	(776)	(616)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	973	833
Income/(charge) to the income statement	820	177
Income/(charge) to other comprehensive income	18	(37)
Income/(charge) to Equity	0	0
Disposal of subsidiaries	0
Effect of exchange rate adjustment	0	0
Net deferred tax asset/(liability) at 31 December	1,811	973
Deferred income tax assets	3,428	2,490
Deferred tax liability at 31 December	(1,617)	(1,517)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	2,402	1,658
Income/(charge) to the income statement	133	763
Income/(charge) to other comprehensive income	47	(22)
Income/(charge) to Equity	0	0
Disposal of subsidiaries	(18)
Effect of exchange rate adjustment	23	3
Net deferred tax asset/(liability) at 31 December	3,452	2,402
Deferred income tax assets	3,580	2,403
Deferred tax liability at 31 December	(128)	(1)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	667	(28)
Income/(charge) to the income statement	689	(112)
Income/(charge) to other comprehensive income	(296)	814
Income/(charge) to Equity	18	(15)
Disposal of subsidiaries	0
Effect of exchange rate adjustment	9	8
Net deferred tax asset/(liability) at 31 December	1,087	667
Deferred income tax assets	1,843	833
Deferred tax liability at 31 December	(756)	(166)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Income/(charge) to the income statement
Income/(charge) to other comprehensive income
Income/(charge) to Equity
Effect of exchange rate adjustment
Net deferred tax asset/(liability) at 31 December	0	0
Deferred income tax assets	5,557	3,579
Deferred tax liability at 31 December	(5,557)	(3,579)
IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(865)
Net deferred tax asset/(liability) at 31 December		(865)
IFRS 16 | Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0
Net deferred tax asset/(liability) at 31 December		0
IFRS 16 | Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	865
Net deferred tax asset/(liability) at 31 December		865
IFRS 16 | Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 0
Net deferred tax asset/(liability) at 31 December		kr 0